WARRANTS - Series C-1 Preferred Warrants (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	May 18, 2018	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	1,102,752		12,500
Price per warrant			$ 3.04
Series C-1 Preferred Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock				88,361
Price per warrant				$ 10.88
Series C-1 Preferred Warrants | Warrants term after the termination of the lease
Class of Warrant or Right [Line Items]
Warrants exercisable term	6 years	6 years
Series C-1 Preferred Warrants | Warrants term from the date of issuance
Class of Warrant or Right [Line Items]
Warrants exercisable term	10 years	10 years